Summary of Significant Accounting Policies (Details) - Schedule of Total Revenue by Distribution Channels - USD ($)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Total Revenue by Distribution Channels [Abstract]
Total revenue	$ 74,164,149	$ 77,615,549
Directly-operated physical stores [Member]
Schedule of Total Revenue by Distribution Channels [Abstract]
Total revenue	11,618,183	5,838,536
Online stores and services [Member]
Schedule of Total Revenue by Distribution Channels [Abstract]
Total revenue	6,004,400	16,300,547
Franchise stores and wholesale customers [Member]
Schedule of Total Revenue by Distribution Channels [Abstract]
Total revenue	$ 56,541,566	$ 55,476,466